INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consisted of the following:

	As of June 30,
	2026	2025
Raw materials	$363,501	$360,097
Finished goods	1,335,251	1,012,182
Work in progress	76,533	141,479
Total inventories	$1,775,285	$1,513,758